FINANCIAL RISK MANAGEMENT - Schedule of changes in liabilities arising from financing activities (Details) - Liquidity risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current borrowings
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	$ 136.5	$ 381.0
Cash flows	3.5	(226.9)
Foreign exchange movement	2.8	(17.6)
Ending balance	142.8	136.5
Non-current borrowings
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	790.8	5,940.4
Cash flows	0.0	(2,501.7)
Foreign exchange movement	0.0	(85.9)
Equitization	1.5	(2,562.0)
Ending balance	792.3	790.8
Lease liabilities
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	555.9	339.8
Cash flows	(145.6)	(124.7)
Changes in leases	407.7	340.8
Ending balance	818.0	555.9
Derivative financial instruments
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	24.2	33.0
Cash flows	(17.5)	(18.2)
Changes in fair values	64.7	9.4
Ending balance	$ 71.4	$ 24.2